Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2019
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 133,333	SFr 137,134	SFr 133,333
of which encumbered	69,681	66,697	69,681
Fair value of collateral received with the right to sell or repledge	412,765	419,378	412,765
of which sold or repledged	185,935	186,730
Bank
Assets pledged and collateral
Total assets pledged or assigned as collateral	133,333	137,134	133,333
of which encumbered	69,681	66,697	69,681
Fair value of collateral received with the right to sell or repledge	SFr 412,765	419,378	412,765
of which sold or repledged		SFr 186,730	SFr 185,935